GuidePath Growth Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.0%	Shares	Value
Domestic Equity Funds - 72.0%
AMCAP Fund - Class F-3	1,189,835	$55,493,888
American Funds Fundamental Investors - Class F-3	406,506	37,337,583
Growth Fund of America - Class F-3	1,147,707	92,367,454
Invesco QQQ Trust Series 1	17,868	10,976,491
Investment Co. of America - Class F-3	591,593	37,045,576
iShares Core S&P Small-Cap ETF	850,163	102,172,589
New Economy Fund - Class F-3	513,669	37,780,327
New Perspective Fund - Class F-3	793,712	56,051,944
Schwab U.S. Large-Cap ETF (a)	6,460,633	173,855,634
Schwab U.S. Large-Cap Growth ETF (a)	2,814,889	91,821,679
Smallcap World Fund, Inc. - Class F-3	741,289	55,589,296
State Street SPDR S&P 600 Small Cap Growth ETF (a)	55,391	5,217,278
Vanguard Growth ETF	11,393	5,558,189
Vanguard Russell 1000 Growth ETF (a)	452,585	55,102,224
Vanguard Russell 2000 Growth (a)	114,200	26,950,058
Vanguard S&P 500 ETF	369,640	231,812,333
		1,075,132,543

Emerging Markets Equity Funds - 5.6%
iShares Core MSCI Emerging Markets ETF	1,004,314	67,509,987
SPDR S&P China ETF (a)	171,836	16,635,443
		84,145,430

International Equity Funds - 18.8%
iShares Core MSCI Europe ETF	63,203	4,486,149
iShares MSCI ACWI ETF (a)	430,707	60,940,734
iShares MSCI EAFE Min Vol Factor ETF (a)	45,973	3,965,171
JPMorgan BetaBuilders Canada ETF (a)	205,412	19,103,316
Vanguard FTSE All World ex-US Small-Cap ETF (a)	193,406	27,720,882
Vanguard FTSE Developed Markets ETF (a)	2,618,024	163,547,959
		279,764,211

Real Estate Funds - 2.6%
Vanguard Global ex-U.S. Real Estate ETF (b)	325,338	14,913,494
Vanguard Real Estate ETF (a)	271,159	23,994,860
		38,908,354
TOTAL INVESTMENT COMPANIES (Cost $830,267,021)		1,477,950,538

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	91,980,970	91,980,970
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $91,980,970)		91,980,970

MONEY MARKET FUNDS - 1.0%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	15,326,870	15,326,870
TOTAL MONEY MARKET FUNDS (Cost $15,326,870)		15,326,870

TOTAL INVESTMENTS - 106.2% (Cost $937,574,861)		1,585,258,378
Liabilities in Excess of Other Assets - (6.2)%		(92,977,409)
TOTAL NET ASSETS - 100.0%		$1,492,280,969

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $89,258,932.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.